3. Related Party Transactions (Sept 2020 Note) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related party receivables	$ 9,772		$ 9,772		$ 49,658	$ 122,356
Related party payables	0		0		24,972	18,802
Proceeds from related party					0	1,000,000
Bravo and Enviro-Glo [Member]
Related party purchases	0	$ 7,442	0	$ 43,912
Related party receivables	0		0		0
Related party payables	0		0		8,570
Cloud 9 [Member]
Related party receivables	9,772		9,772		49,659	79,235
Related party payables	0		0		16,402	13,240
Related party cost of services	0	24,368	0	75,617	97,329	84,746
Related party sales	$ 112,405	$ 103,088	$ 359,562	$ 229,688	$ 392,963	273,760
James Lowe [Member]
Proceeds from related party						$ 1,000,000
Debt maturity date					Dec. 31, 2019
Debt stated interest					9.00%
Options granted						30,000
Stock Options Issued for loan term revisions, shares					10,000